Schedule of Fair value Warrant by Using Black-Scholes Pricing Model Assumptions (Details)	Dec. 31, 2022 $ / shares	Jul. 26, 2022 $ / shares	May 16, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 01, 2021 $ / shares
Measurement Input, Share Price [Member] | Twenty Twenty One Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price				$ 150.40	$ 86.60
Measurement Input, Share Price [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 18.40		$ 52.40
Measurement Input, Share Price [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 18.40	$ 32.80
Measurement Input, Expected Term [Member] | Twenty Twenty One Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)				4 years 11 months 1 day	5 years
Measurement Input, Expected Term [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)	4 years 10 months 17 days		5 years 6 months
Measurement Input, Expected Term [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration term (in years)	3 years 11 months 1 day	4 years 4 months 2 days
Measurement Input, Option Volatility [Member] | Twenty Twenty One Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input				60.0	60.0
Measurement Input, Option Volatility [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	70		65.0
Measurement Input, Option Volatility [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	75	70.0
Measurement Input, Risk Free Interest Rate [Member] | Twenty Twenty One Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input				1.25	1.15
Measurement Input, Risk Free Interest Rate [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	3.96		2.83
Measurement Input, Risk Free Interest Rate [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	4.07	2.84
Measurement Input, Expected Dividend Payment [Member] | Twenty Twenty One Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input				0.0	0.0
Measurement Input, Expected Dividend Payment [Member] | Purchase Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	0.0		0.0
Measurement Input, Expected Dividend Payment [Member] | Inducement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant outstanding, measurement input	0.0	0.0